Revolving Credit Facility (Details) - Revolving Credit Facility - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020
Line of Credit Facility [Line Items]
Average outstanding daily balance under the Facility		$ 86,673,780
Weighted average borrowing rate		1.51%
BNP Paribas Prime Brokerage International, Ltd
Line of Credit Facility [Line Items]
Credit facility terminated	$ 88,000,000
Fees from rehypothecated securities		$ 41,814